Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholder's Equity
16. STOCKHOLDERS’ EQUITY
Amendments to Certificate of Incorporation
On May 24, 2021, the Company filed a certificate of amendment (the “Certificate of Amendment”) to its Certificate of Incorporation, with the Secretary of State of the State of Delaware, to effectuate an increase to the number of authorized shares of common stock of the Company. Pursuant to the Certificate of Amendment, the Company increased the number of authorized shares of its (i) Class A common stock to 1,000,000

f
rom 5,000, (ii) Class B common stock to 500,000

f
rom 5,000

a
nd (iii) Preferred stock to 100,000

from 1,000

(
the “Authorized Increase”). As a result of the increase of authorized shares of the Company’s common and preferred stock, the aggregate number of the Company’s authorized shares is 1,600,000. The Authorized Increase was approved by BitNile and the Company’s board of directors on May 24, 2021. The Certificate of Amendment became effective upon filing with the State of Delaware.
Preferred Stock
The Company is authorized to issue 100,000

s
hares of Preferred Stock $0.001 par value. The rights, preferences, privileges and restrictions of Preferred Stock have not been determined. The Board is authorized to designate a new series of preferred shares and determine the number of shares, as well as the rights, preferences, privileges and restrictions granted to or imposed upon any series of preferred shares. As of June 30, 2022 and December 31, 2021, no shares of Preferred Stock were issued or outstanding.
Common Stock
Common stock confers upon the holders the rights to receive notice to participate and vote at any meeting of stockholders of the Company, to receive dividends, if and when declared, and to participate in a distribution of surplus of assets upon liquidation of the Company. The Class B common stock carries the voting power of 10

s
hares of Class A common stock, referred to herein as the Common Stock. As of June 30, 2022 and December 31, 2021, no Class B common stock shares were issued nor outstanding.

19. STOCKHOLDERS’ EQUITY
Amendments to Certificate of Incorporation
On May 24, 2021, the Company filed a certificate of amendment (the “Certificate of Amendment”) to its Certificate of Incorporation, with the Secretary of State of the State of Delaware, to effectuate an increase to the number of authorized shares of common stock of the Company. Pursuant to the Certificate of Amendment, the Company increased the number of authorized shares of its (i) Class A common stock to 1,000,000

f
rom 5,000, (ii) Class B common stock to 500,000

f
rom 5,000

a
nd (iii) Preferred stock to 100,000

f
rom 1,000

(
the “Authorized Increase”). As a result of the increase of authorized shares of the Company’s common and preferred stock, the aggregate number of the Company’s authorized shares is 1,600,000. The Authorized Increase was approved by BitNile and the Company’s board of directors on May 24, 2021. The Certificate of Amendment became effective upon filing with the State of Delaware.
Preferred Stock
The Company is authorized to issue 100,000 shares of Preferred Stock $0.001 par value. The rights, preferences, privileges and restrictions of Preferred Stock have not been determined. The Board is authorized to designate a new series of preferred shares and determine the number of shares, as well as the rights, preferences, privileges and restrictions granted to or imposed upon any series of preferred shares. As of December 31, 2021, no shares of Preferred Stock were issued or outstanding.
Common Stock
Common stock confers upon the holders the rights to receive notice to participate and vote at any meeting of stockholders of the Company, to receive dividends, if and when declared, and to participate in a distribution of surplus of assets upon liquidation of the Company. The Class B common stock carries the voting power of 10 shares of Class A common stock, referred to herein as the Common Stock. As of December 31, 2021, no Class B common stock shares were issued nor outstanding.